Advances for Vessels under Construction and Acquisitions	12 Months Ended
Dec. 31, 2013
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances for Vessels under Construction and Acquisitions
8.      Advances for Vessels under Construction and Acquisitions:

On August 23, 2013, the Company signed an agreement with the Zijinshan shipyard, for the construction of a 3,600 dwt non self-propelled tanker barge (hull number B003). The construction price of the contract is $3,950 and is payable with the progress of the construction.

As of December 31, 2013, the account, advances for vessels under construction and acquisitions, is analyzed as follows:

			December 31, 2013
Vessel Name	Year of Expected Delivery	Contract Amount	Contract Payments	Capitalized Costs	Total

Zijishan B003	2014	$3,950	1,580	5	$ 1,585
	Total	$3,950	1,580	5	$ 1,585

Interest on the advances paid by the Company in respect of these contracts is computed at the weighted average borrowing cost of the Company, for the duration of the construction period, and capitalized on advances for vessels under construction on the accompanying balance sheets. Total interest capitalized for the years ended December 31, 2011, 2012 and 2013 was $274, $58 and $5 respectively (Note 21).

As of December 31, 2013, the remaining obligations under the construction contract which are payable within 2014 are $2,370.

During the years ended December 31, 2012 and 2013, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

	Year Ended December 31
	2012	2013
Balance at beginning of year	$ 11,553	$ -
Advances for vessels under construction and related costs	2,302	1,585
Vessel delivered	(13,855)	-
Balance at end of year	$ -	$ 1,585

The Company accepted delivery of the following vessel during the year ended December 31, 2012. No vessel was delivered during the year ended December 31, 2013.

Shipyard	Vessel Hull DN	Vessel Name	DWT	Date of Delivery	Contract Construction Price	Engineering Costs	Other Construction Cost
Quingdao	QHS -228	SYMI	6,256	04/11/2012	$ 10,600	$ 1,600	$1,655

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